Other Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Miscellaneous creditors	$ 5,155,257	$ 5,293,263
Short term personnel benefits	4,193,448	3,905,639
Other collections and withholdings	3,075,256	3,100,127
Advance collections	2,606,751	2,543,751
Other taxes payable	1,219,002	1,195,409
Contract liabilities	383,757	290,959
Long term personnel benefits	306,486	278,063
Social security payable	61,435	106,094
Termination benefits payable	0	95,584
Others	78,385	45,219
Other liabilities	$ 17,079,777	$ 16,854,108